CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares
Amounts due to related parties	¥ 3,385,863	$ 518,906	¥ 1,502,892
Customer advances and deferred revenues	2,423,190	371,370	605,970
Payable to merchants	53,833,981	8,250,419	29,926,488
Accrued expenses and other liabilities	11,193,372	1,715,461	4,877,062
Merchant deposits	10,926,319	1,674,532	7,840,912
Short-term borrowings	1,866,316	286,025	898,748
Current portion of lease liabilities	253,036	38,779	115,734
Non-Current portion of Lease liabilities	¥ 414,939	$ 63,592	¥ 428,593
Class A ordinary shares
Ordinary shares, par value | $ / shares		$ 0.000005
Ordinary shares, shares authorized	77,300,000,000	77,300,000,000	77,300,000,000
Ordinary shares, issued	3,545,065,888	3,545,065,888	2,575,580,988
Ordinary shares, outstanding	3,545,065,888	3,545,065,888	2,575,580,988
Class B ordinary shares
Ordinary shares, par value | $ / shares		$ 0.000005
Ordinary shares, shares authorized	2,200,000,000	2,200,000,000	2,200,000,000
Ordinary shares, issued	1,409,744,080	1,409,744,080	2,074,447,700
Ordinary shares, outstanding	1,409,744,080	1,409,744,080	2,074,447,700
Consolidated VIE
Amounts due to related parties	¥ 3,385,863	$ 518,906	¥ 1,502,892
Customer advances and deferred revenues	2,422,907	371,327	605,969
Payable to merchants	53,417,259	8,186,553	29,657,227
Accrued expenses and other liabilities	6,999,827	1,072,770	3,420,728
Merchant deposits	10,926,319	1,674,532	7,840,912
Short-term borrowings	1,866,316	286,025	898,748
Current portion of lease liabilities	134,131	20,556	90,523
Non-Current portion of Lease liabilities	¥ 366,834	$ 56,220	¥ 382,673